General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 6 – GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses include the following categories:

	2025	2024	2023
Accounting, tax, and audit fees	€645	€159	€151
Legal fees	3,823	883	858
Consulting and advisory fees	3,357	1,253	866
Directors’ fees	423	223	194
Compensation and benefits	6,805	529	336
Player management expenses	1,403	-	-
Travel and entertainment	637	341	350
Insurance and medical benefit expenses	538	117	71
Advertising and marketing expenses	463	411	310
Provision for bad debts and other financial asset impairment	15,966	6	82
Ticket and store expenses	359	12	-
Office and supplies and administrative expenses	693	185	209
Depreciation and amortization expense	1,141	85	55
Utilities and rent	406	173	66
Miscellaneous	1,212	96	122
Total	€37,871	€4,473	€3,670